Prepaid Charter Revenue, current and non-current	12 Months Ended
Dec. 31, 2014
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue, Current And Non Current [Text Block]

8.       Prepaid charter revenue

In May 2009, on the acquisition of the vessel “Houston”, Gala paid an amount in excess of the predelivery installments for the construction of the vessel, which was recognized in assets as Prepaid charter revenue. This amount had been amortized in revenues since the delivery of the vessel to the time charterers. On November 26, 2013, the charterers terminated the charter earlier than the termination date determined under the terms of the charter party and redelivered the vessel to the owners, who started arbitration proceedings against the charterers seeking to mitigate their losses as a result of the early termination. As a result of this earlier termination of the charter party, the unamortized balance of prepaid charter revenue was fully amortized against Time charter revenues during 2013.

The amortization of prepaid charter revenue for 2013 (from January 1, until termination) and 2012 amounted to $5,353, and $3,056, respectively, and is included in Time charter revenues in the accompanying consolidated statements of operations.